Convertible Notes Payable - Schedule of Interest Expenses (Details) - Previously Reported [Member] - DiamiR Biosciences Corp. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Schedule of Interest Expenses [Line Items]
Interest on notes	$ 39,456	$ 24,774	$ 38,508	$ 23,232
Amortization of discount	48,293	30,803	$ 43,538	$ 25,367
Other	211	3,873
Total	$ 87,960	$ 59,450